Accounting Policies, by Policy (Policies)	3 Months Ended
Sep. 30, 2023
Accounting Policies [Abstract]
New and amended IFRS Standards that are effective for the current period

Note 3.2. New and amended IFRS Standards that are effective for the current period

a)	The following new standards, amendments and interpretations became applicable for the current reporting period and adopted by the Group.
-	Amendment to IAS 12 –Deferred tax related to assets and liabilities arising from a single transaction.
-	International Tax Reform—Pillar Two Model Rules (Amendments to IAS 12).
-	Amendments to IAS 1 and IFRS Practice Statement 2- Disclosure of Accounting Policies.
-	Amendments to IAS 8-Definition of Accounting Estimates.
-	IFRS 17, “Insurance Contracts”These new standards and amendments did not have any material impact on the Group.
b)	The following new standards are not yet adopted by the Group.
-	Amendments to IFRS 16- Lease Liability in a Sale and Leaseback. The amendments are effective for annual reporting periods beginning on or after 1 January 2024.
-	Amendments to IAS 1 – Non- current liabilities with covenants. The amendments are effective for annual reporting periods beginning on or after 1 January 2024.
-	Amendments to IAS 7- Statement of Cash Flows & to IFRS 7- Financial Instruments: Disclosures. The amendments are effective for annual reporting periods beginning on or after 1 January 2024.
-	Amendments to IAS 21- The Effects of Changes in Foreign Exchange Rates Titled Lack of Exchangeability. The amendments are effective for annual reporting periods beginning on or after 1 January 2025.
-	Amendment to IAS 7 and IFRS 7 - Supplier Financing. The amendments are effective for annual periods beginning on or after January 1, 2024.

These amendments are not expected to have a material impact on the Group.

Segment reporting

Note 3.3. Segment reporting

The Group operates in a single operating segment, which is “science-based food ingredients”. Operating segments are defined as components of an enterprise for which separate financial information is regularly evaluated by the chief operating decision maker, who in the Group’s case is the Executive Team, in deciding how to allocate resources and assess performance. The Executive Team is composed of the Chief Executive Officer (“CEO”), the Chief Financial Officer (“CFO”), the Chief Product Officer (“CPO”), the Chief Technology Officer (“CTO”) and the Chief Science Officer (“CSO”).

The Executive Team evaluates the Group’s financial information and resources and assess the financial performance of these resources on a consolidated basis on the basis of Net revenue/loss for the period.

The Group’s revenue, results and assets for this one reportable segment can be determined by reference to the unaudited interim condensed consolidated statement of comprehensive income and unaudited interim condensed consolidated statement of financial position.

As required by IFRS 8 Operating Segments, below are presented applicable entity-wide disclosures related to Moolec Science’s revenues.

Revenues breakdown:

The Company’s revenues arise from operations in Argentina. During the periods covered by these unaudited interim condensed consolidated financial statements the Company had no revenues from customers attributed to the entity’s country of domicile.

Non-current assets other than financial instruments

Non-current assets other than financial instruments are located in the following countries:

	As of September 30, 2023	As of June 30, 2023
Luxembourg	$248,277	$251,440
United Kingdom	4,770,086	4,774,320
Argentina	4,730,355	4,930,666
United States	435,592	-
Total non-current assets other than financial instruments	$10,184,310	$9,956,426